Financial Liabilities at FVTPL	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities at FVTPL
20. FINANCIAL LIABILITIES AT FVTPL

(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Financial instruments at fair value through profit or loss	8,952,399	6,138,313

Total	8,952,399	6,138,313

(2)	Financial liabilities at fair value through profit or loss are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Deposits
Gold banking liabilities	35,161	39,524
Borrowings
Securities sold	12,113	155,765
Derivative liabilities	8,905,125	5,943,024

Total	8,952,399	6,138,313